Transactions with related parties - DWM (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 01, 2022	Nov. 29, 2021	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees					$ 411,000	$ 74,000
Due to related parties			$ 59,000		210,000	59,000
Diana Wilhelmsen Management Limited | Management services
Related Party Transaction [Line Items]
Variable fee on hire and on freight		1.25%
Threshold term for termination of agreement with prior written notice		3 months
Management fees			79,000	$ 0	444,000
Due to related parties			$ 6,000		$ 2,000	$ 6,000
Diana Wilhelmsen Management Limited | If vessel is employed or available for employment
Related Party Transaction [Line Items]
Management fees	$ 18,500
Diana Wilhelmsen Management Limited | If vessel is employed or available for employment | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 20,000
Diana Wilhelmsen Management Limited | If vessel is laid-up and not available for employment for at least 15 calendar days of such month
Related Party Transaction [Line Items]
Management fees	$ 9,250
Diana Wilhelmsen Management Limited | If vessel is laid-up and not available for employment for at least 15 calendar days of such month | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel		$ 10,000